INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 PRC	Dec. 31, 2011 PRC	Dec. 31, 2010 PRC	Dec. 31, 2008 PRC	Dec. 31, 2012 Xueda HK Hong Kong	Dec. 31, 2011 Xueda HK Hong Kong	Dec. 31, 2010 Xueda HK Hong Kong	Dec. 31, 2012 Xuecheng Century PRC	Dec. 31, 2014 Xuecheng Century PRC Forecast	Dec. 31, 2013 Xuecheng Century PRC Forecast	Dec. 31, 2012 Xueda Information and its subsidiaries
Current and deferred components of income tax expense (benefit)
Current	$ 3,179	$ 4,562	$ 3,455
Deferred	(2,303)	(2,078)	(2,465)
Total income taxes	876	2,484	990
INCOME TAXES
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	16.50%
Total income taxes	876	2,484	990
Preferential income tax rate for certifified software enterprise (as a percent)											12.50%	12.50%	12.50%
Net operating loss carry forwards														15,264
Current deferred tax assets
Deferred income-current	104	111
Accrued expenses	4,420	3,669
Less: Valuation allowance	(189)	(162)
Net current deferred tax assets	4,335	3,618
Non-current deferred tax assets
Deferred income-noncurrent	182	279
Net operating loss carry forwards	3,816	2,692
Less: valuation allowance	(1,413)	(1,963)
Net non-current deferred tax assets	2,585	1,008
Non-current deferred tax liabilities
Acquired intangible assets	(141)
Net non-current deferred tax liabilities	(141)
Limit on advertising expenses deductible for period, as a percentage of gross revenues. Amounts in excess of limit may be carried forward	15.00%
Deferred tax asset for investment of Xuecheng Century in Xueda information	$ 0